STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows used in operating activities
Net loss for the period	€ (39,700)	€ (57,041)	€ (47,003)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization	1,513	1,500	1,560
Provisions	506	305	152
Expenses related to share-based payments	3,222	3,174	3,201
Cost of net debt	2,714	2,042	2,224
Loss on disposals	(24)	3	0
U.S. Initial public offering 2018 costs reversal	0	0	0
Impact of fair value remeasurement and interest costs	4,982	10,649	(1,554)
Tax charges	120	0	0
Other charges with no impact on cash	4,277	(36)	8
Cash flows used in operations, before tax and changes in working capital	(22,390)	(39,403)	(41,412)
Tax paid	(7)	0	0
Cash flow from operating activities after tax and before change in working capital requirement	(22,397)	(39,403)	(41,412)
(Increase) / Decrease in trade receivables	(806)	(101)	62
Receipt of research tax credit receivable	4,091	2,490	1,927
Increase in other receivables	(4,375)	(4,215)	(5,034)
Increase / (Decrease) in trade and other payables	8,675	2,905	(281)
Increase / (Decrease) in other current liabilities	723	1,220	(1,652)
Increase in deferred income and contract liabilities	1,612	0	16,518
Changes in operating working capital	9,920	2,300	11,540
Net cash flows used in operating activities	(12,476)	(37,103)	(29,872)
Cash flows from (used in) investing activities
Acquisitions of intangible assets	(9)	(1)	(5)
Acquisitions of property, plant and equipment	(328)	(92)	(228)
(Increase) / Decrease in non-current financial assets		230
(Increase) / Decrease in non-current financial assets	(12)		(9)
Net cash flows from (used in) investing activities	(349)	138	(242)
Cash flows from financing activities
Capital increases	60,154	0	0
Warrants subscription	0	0	43
Transaction costs	(2,790)	0	(349)
Increase in loans and conditional advances	150	0	0
Loans repayments	(2,971)	(3,642)	(2,833)
Payment of lease liabilities	(794)	(1,093)	(909)
Interest paid	(6,978)	(915)	(1,132)
Net cash flows from financing activities	46,771	(5,651)	(5,180)
Effect of exchange rates changes on cash	(51)	83	64
Net increase (decrease) in cash and cash equivalents	33,895	(42,533)	(35,230)
Net cash and cash equivalents at beginning of period	41,388	83,921	119,151
Net cash and cash equivalents at end of period	€ 75,283	€ 41,388	€ 83,921